Summary of Material Accounting Policies (Details) - CMC	12 Months Ended
Dec. 31, 2024
Disclosure Of Material Accounting Policies [Line Items]
Percentage of interest acquired in subsidiary	67.50%
Consolidation basis percentage	100.00%